Employee Benefit - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Total charges for defined contribution pension plans	$ 966	$ 1,160	$ 1,264
Amount of long service leave obligation	$ 677	$ 580